Loans payable - Short-term loan - 1 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Mar. 15, 2022	Mar. 14, 2022	Dec. 31, 2021
Loans payable
Principal amount of loan receivable				$ 6,559,294
Long-term debt			$ 6,582,980		$ 6,716,190
Unpaid interest				$ 23,686	9,068
Short-term loan #1
Loans payable
Principal amount of loan receivable	$ 135,226	$ 135,226
Loan term	30 days	30 days
Long-term debt		$ 11,230			$ 9,068